Deferred income tax assets and liabilities and income tax expense - Summary of tax losses carryforwards (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Tax Losses Carryforwards [Line Items]
Total tax loss	$ 106,617	$ 91,748	$ 64,001
2027 [member]
Disclosure Of Tax Losses Carryforwards [Line Items]
Total tax loss	4,223	4,333	7,110
2028 [member]
Disclosure Of Tax Losses Carryforwards [Line Items]
Total tax loss	53,360	54,760	$ 56,891
2029 [Member]
Disclosure Of Tax Losses Carryforwards [Line Items]
Total tax loss	31,820	$ 32,655
2030 Onward [Member]
Disclosure Of Tax Losses Carryforwards [Line Items]
Total tax loss	$ 17,214